Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets Tables [Abstract]
Other assets

The following is a summary of other assets as of December 31:

(Millions)	2013	2012
Goodwill	$3,198	$3,181
Deferred tax assets, net(a)	2,443	2,458
Prepaid expenses(b)	1,998	1,960
Other intangible assets, at amortized cost	817	993
Restricted cash(c)	486	568
Derivative assets(a)	329	593
Other	1,957	1,665
Total	$11,228	$11,418

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2013 and 2012. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.5 billion and $1.4 billion, as of December 31, 2013 and 2012, respectively, including approximately $0.9 billion and $1.1 billion, respectively, from Delta.
  Includes restricted cash of approximately $58 million and $76 million, respectively, as of December 31, 2013 and 2012, which is primarily held for coupon and certain asset-backed securitization maturities.

Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2012	$175	$1,023	$1,543	$160	$271	$3,172
Acquisitions	―	1	―	―	―	1
Dispositions	―	(2)	(1)	―	―	(3)
Other, including foreign currency translation	―	9	2	―	―	11
Balance as of December 31, 2012	$175	$1,031	$1,544	$160	$271	$3,181
Acquisitions	―	―	―	―	―	―
Dispositions	―	―	―	―	―	―
Other, including foreign currency translation	(1)	21	(1)	―	(2)	17
Balance as of December 31, 2013	$174	$1,052	$1,543	$160	$269	$3,198

Components of other intangible assets

The components of other intangible assets were as follows:

	2013			2012
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,297	$(660)	$637	$1,238	$(526)	$712
Other	269	(89)	180	428	(147)	281
Total	$1,566	$(749)	$817	$1,666	$(673)	$993

  Includes net intangibles acquired from airline partners of $290 million and $358 million as of December 31, 2013 and 2012, respectively, including approximately $117 million and $156 million, respectively, from Delta.

Estimated amortization expense for other intangible assets	Estimated amortization expense for other intangible assets over the next five years is as follows:
(Millions)	2014	2015	2016	2017	2018
Estimated amortization expense	$184	$164	$123	$72	$61